Contingencies and Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingencies and Capital Commitments [abstract]
Schedule of Operating Lease Payments, by Assets

The expected payments due by period, as at December 31, 2018 are as follows:

	Less than
	1 year	1 - 3 years	4 - 5 years	Total
Office premises	$820	$1,072	$215	$2,107
Computer equipment	235	176	35	446
Total operating leases	$1,055	$1,248	$250	$2,553